Corporate information	12 Months Ended
Mar. 31, 2025
Disclosure Of General Information About The Financial Statements [Abstract]
Corporate information	Corporate information
Global Blue Group Holding AG (‘the Company’), a stock corporation (Aktiengesellschaft), and its subsidiaries (together ‘the Group’ or ‘Global Blue’) provide technology and services for the shopping journey in three fields, Tax Free Shopping, Payments and Post-Purchase Solutions enhancing the experience for merchants, acquirers, customs & authorities, international travelers and shoppers & guests, and driving performance. The Group has operating subsidiaries around the world.
The Company trades as Global Blue under ticker symbol “NYSE: GB”.
The Company was incorporated on December 10, 2019. The registered office is established in 38, Zürichstrasse, CH-8306 Brüttisellen, Switzerland under the number CHE-442.546.212. SL Globetrotter GP, LTD is the immediate parent, and Silver Lake Partners III Cayman (AIV III), L.P. (“Silver Lake”) is the ultimate parent of the Group.
On February 16, 2025, Global Blue entered into a transaction agreement with Shift4 Payments, Inc., a US-leader in integrated payments and commerce technology, under which Shift4 intends to acquire via cash 100% of Global Blue’s common shares. For further details, see Note 23.
These annual consolidated financial statements for the financial year ended March 31, 2025 were authorized for issue by the Directors of the Company on June 3, 2025.
The consolidated financial statements of Global Blue Group Holding AG have been prepared in accordance with IFRS Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), and are presented in thousands of Euros (EURk).
The principal activities of the Group are described in Note 2.